BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 71.1%
	COMMUNICATIONS — 6.4%
6,304	Alphabet, Inc. - Class C*	$15,799,841
8,361	Booking Holdings, Inc.*	18,294,621
58,637	Facebook, Inc. - Class A*	20,388,671
348,932	Tencent Holdings Ltd. - ADR	26,240,035
69,067	VeriSign, Inc.*	15,725,865
		96,449,033
	CONSUMER DISCRETIONARY — 16.7%
119,451	Adidas AG - ADR	22,233,092
116,314	Alibaba Group Holding Ltd. - ADR*	26,377,689
7,281	Amazon.com, Inc.*	25,047,805
20,181	Avalara, Inc.*	3,265,286
191,754	Bunzl PLC - ADR	6,328,400
217,095	Copart, Inc.*	28,619,634
279,533	DR Horton, Inc.	25,261,397
72,304	Evolution Gaming Group AB - ADR	11,433,844
323,776	Industria de Diseno Textil SA - ADR	5,703,832
94,305	Kering SA -ADR	8,242,351
84,875	LVMH Moet Hennessy Louis Vuitton - ADR	13,312,423
2,694	MercadoLibre, Inc.*	4,196,686
1,317,119	New Oriental Education & Technology Group, Inc. - ADR*	10,787,205
7,914	NVR, Inc.*	39,358,696
65,234	Wayfair, Inc.- Class A*	20,595,026
		250,763,366
	CONSUMER STAPLES — 1.1%
47,152	Nestle SA - SP ADR	5,877,487
122,601	Unilever PLC	7,172,159
113,167	Wal-mart de Mexico SAB de CV - ADR	3,700,708
		16,750,354
	FINANCIALS — 14.0%
94,301	Aon PLC	22,515,307
377,234	Carlyle Group, Inc.	17,533,836
53,485	Credit Acceptance Corp.*	24,288,073
152,105	First Republic Bank/CA	28,469,493
18,087	Jones Lang LaSalle, Inc.*	3,535,285
410,708	KKR & Co., Inc. - Class A	24,330,342
70,163	Mastercard, Inc. - Class A	25,615,810
10,603	Partners Group Holding AG1	16,064,978
175,174	Primerica, Inc.	26,826,146
89,813	Visa, Inc. - Class A	21,000,076
		210,179,346

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE — 5.8%
29,430	Anthem, Inc.	$11,236,374
103,737	CSL LTD - SP ADR	11,105,388
141,459	ICON PLC*	29,240,990
160,317	Medtronic PLC	19,900,149
546,971	Siemens Healthineers AG - ADR	16,761,215
		88,244,116
	INDUSTRIALS — 8.5%
386,953	Fastenal Co.	20,121,556
781,203	General Electric Co.	10,514,992
85,621	Graco, Inc.	6,481,510
344,264	HEICO Corp., Class A	42,750,709
38,321	Landstar System, Inc.	6,055,484
59,593	Old Dominion Freight Line, Inc.	15,124,703
35,175	TransDigm Group, Inc.*	22,768,426
12,840	Watsco, Inc.	3,680,458
		127,497,838
	TECHNOLOGY — 18.6%
59,730	Accenture PLC - Class A	17,607,807
81,734	Amadeus IT Group, S.A. - ADR	5,749,799
82,756	Applied Materials, Inc.	11,784,454
10,913	ASML Holding NV - ADR	7,539,137
367,570	CoStar Group, Inc.*	30,442,147
37,725	Dassault Systemes SE - SP ADR	9,148,954
342,642	Experian PLC - ADR	13,187,263
57,447	Microsoft Corp.	15,562,392
43,858	Moody's Corp.	15,892,824
16,065	MSCI, Inc.	8,563,930
24,302	NVIDIA Corp.	19,444,030
83,259	Qorvo, Inc.*	16,289,623
414,938	Sage Group PLC - ADR	15,687,727
72,570	salesforce.com, Inc.*	17,726,674
113,524	SAP SE1	15,996,197
113,163	SAP SE - SP ADR	15,894,875
3,200	Shopify, Inc. - Class A*	4,675,136
78,178	Skyworks Solutions, Inc.	14,990,632
156,052	SS&C Technologies Holdings	11,245,107
72,302	Temenos AG - SP ADR	11,623,385
		279,052,093
	TOTAL COMMON STOCKS
	(Cost $731,046,197)	1,068,936,146

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Units		Value
	INVESTMENT FUNDS — 25.3%
-	Echo Street GoodCo Select, L.P.2,*	$379,828,571
	TOTAL INVESTMENT FUNDS
	(Cost $248,768,081)	379,828,571
	TOTAL INVESTMENTS — 96.4%
	(Cost $979,814,278)	1,448,764,717
	Other Assets in Excess of Liabilities — 3.6%	53,531,647
	TOTAL NET ASSETS — 100.0%	$1,502,296,364

ADR	– American Depository Receipt
PLC	– Public Limited Company

1	Foreign security denominated in U.S. Dollars.
2	Partnership is not designated in units. The Fund owns approximately 6.1% of this Fund
*	Non-income producing security.

Additional information on Investment Funds is as follows:

Security	Redemption Permitted	Acquisition Date	Investment Strategy	Redemption Notice Period
Echo Street GoodCo Select, L.P.	Monthly	6/1/2019[a]	Long-Only Equities[b]	30 Days

[a]	Represents the initial acquisition by the Predecessor Funds.

[b]	This investment category includes investment funds that make long-only investments in equity securities that are deemed by investment managers to be undervalued and to present certain sustainable advantages.